Stock Based Compensation (Tables)	12 Months Ended
Apr. 24, 2016
Schedule of additional information relating to share based plans

	2016	2015	2014
Restricted Stock Units:
Fair value of restricted stock units vested during the year	$—	$11,451	$—
Restricted Stock:
Fair value of restricted stock vested during the year	1,881	3,238	3,660
Stock Options:
Intrinsic value of stock options exercised	1,436	57	—
Proceeds from stock option exercises	869	74	—

RSUs
Summary of restricted stock and option activity

		Weighted
		Average
	Restricted Stock	Grant-Date
	Units	Fair Value

Outstanding at April 26, 2015	—	$—
Granted	104,982	14.89
Vested	—	—
Forfeited and expired	—	—

Outstanding at April 24, 2016	104,982	$14.89

As of April 24, 2016:
Weighted average remaining contractual term	1.5 years
Aggregate intrinsic value:
Outstanding	$1,572
Nonvested:
Unrecognized compensation cost	$381
Weighted average remaining vesting period	1.5 years

Restricted Stock
Summary of restricted stock and option activity

		Weighted
		Average
		Grant-Date
	Restricted Stock	Fair Value

Outstanding at April 26, 2015	325,074	$7.28
Granted	141,353	19.80
Vested	(238,669)	7.88
Forfeited and expired	(7,433)	12.72

Outstanding at April 24, 2016	220,325	$14.33

As of April 24, 2016:
Weighted average remaining contractual term	0.8 years
Aggregate intrinsic value:
Outstanding	$3,299
Nonvested:
Unrecognized compensation cost	$1,093
Weighted average remaining vesting period	0.8 years

Stock Options
Summary of restricted stock and option activity

		Average
		Exercise
	Options	Price

Outstanding at April 26, 2015	405,060	$11.18
Granted	378,905	14.86
Exercised	(134,000)	6.48
Forfeited and expired	(39,600)	21.35

Outstanding at April 24, 2016	610,365	$13.84

As of April 24, 2016:
Outstanding exercisable options	610,365	$13.84
Weighted average remaining contractual term	4.7 years
Aggregate intrinsic value:
Outstanding exercisable	$1,056
Outstanding	$1,100
Nonvested:
Unrecognized compensation cost	$743